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                        REAL ESTATE SECURITIES FUND, INC.
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(j)

Real Estate Securities Fund, Inc. (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A (File Nos. 33-78648 and 811-8500) which was filed electronically on April 30, 2002 (Accession No. 0000893220-02-000552).



Real Estate Securities Fund, Inc.


By: /s/Daniel O. Hirsch
   -----------------------
Name:  Daniel O. Hirsch
Title: Assistant Secretary

Date:  May 6, 2002